Significant Accounting Policies - Class A common stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Remeasurement of carrying value to redemption value		$ 29,883,298
Class A Common Stock subject to possible redemption
Significant Accounting Policies
Gross proceeds		333,500,000
Proceeds allocated to Public Warrants		(11,639,150)
Class A common stock issuance costs		(18,244,148)
Remeasurement of carrying value to redemption value	$ 3,858,456	29,883,298
Class A common stock subject to possible redemption	$ 337,358,456	$ 333,500,000